Convertible Preferred Shares and Redeemable Convertible Preferred Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Convertible Preferred Shares And Redeemable Convertible Preferred Shares [Abstract]
Convertible Preferred Shares and Redeemable Convertible Preferred Shares
5. Convertible Preferred Shares and Redeemable Convertible Preferred Shares
Convertible preferred shares and redeemable convertible preferred shares consisted of the following (in thousands, except share and per share amounts):

	As of June 30, 2025
	Shares Authorized	Shares Issued and Outstanding	Issuance price per share	Carrying Value	Liquidation Preference
Convertible preferred shares
Series A	326,079,495	326,079,495	$0.0583	$18,967	$—

Total convertible preferred shares	326,079,495	326,079,495		$18,967	$—

Redeemable convertible preferred shares
Series Seed	71,428,571	71,428,571	$0.0070	$994	$1,000
Series B	239,156,361	239,156,361	0.0876	30,088	30,982
Series C-1	290,202,451	270,636,854	0.2240	84,780	86,513
Series C-2	351,591,430	127,875,914	0.2844	49,377	50,929

Total redeemable convertible preferred shares	952,378,813	709,097,700		$165,239	$169,424

	As of December 31, 2024
	Shares Authorized	Shares Issued and Outstanding	Issuance price per share	Carrying Value	Liquidation Preference
Convertible preferred shares
Series A	326,079,495	326,079,495	$0.0583	$18,967	$—

Total convertible preferred shares	326,079,495	326,079,495		$18,967	$—

Redeemable convertible preferred shares
Series Seed	71,428,571	71,428,571	$0.0070	$919	$1,000
Series B	239,156,361	239,156,361	0.0876	28,966	29,943
Series C-1	290,202,451	270,636,854	0.2240	81,714	83,507
Series C-2	351,591,430	127,875,914	0.2844	47,440	49,125

Total redeemable convertible preferred shares	952,378,813	709,097,700		$159,039	$163,575

Series Seed Preferred Shares
The Company previously issued 71,428,571 shares of Series Seed redeemable convertible preferred shares (the “Series Seed”) for total gross proceeds of $0.5 million less Series Seed issuance fees of $0.1 million.
Series A Preferred Shares
The Company previously issued a total of 326,079,495 shares of Series A convertible preferred shares (the “Series A”) for total gross proceeds of $19.0 million less immaterial issuance fees.
Series B Preferred Shares
The Company previously issued a total of 239,156,361 shares of Series B redeemable convertible preferred shares (the “Series B”) for total gross proceeds of $21.0 million less Series B issuance fees of $0.1 million.
Series C Preferred Shares
The Company previously issued a total of 270,636,854 shares of Series
C-1
redeemable convertible preferred shares (“Series
C-1”)
for total gross proceeds of $60.6 million less Series
C-1
issuance fees of $1.1 million.
In conjunction with the achievement of certain milestones, the Company issued a total of 127,875,914 shares of Series
C-2
redeemable convertible preferred shares (“Series
C-2”)
for total gross proceeds of $36.4 million less Series
C-2
issuance fees of $0.6 million.
Collectively, the Series
C-1
and Series
C-2
shall be referred to as the Series C Preferred Shares.
The key terms of the Series Seed, Series A, Series B and Series C Preferred Shares (collectively, the “Preferred Shares”) are as follows:
Conversion rights
Each share of Preferred Shares shall be convertible, at the option of the holder, at any time, into such number of ordinary shares as is determined by dividing the original issue price by the applicable conversion price in effect at the time of conversion. The conversion price shall initially be equal to the applicable original issue price of each series of Preferred Shares. The conversion prices are subject to adjustments for share splits, combinations, ordinary share dividends, distributions, capital reorganization and certain dilutive equity issuances. As of June 30, 2025 and 2024, each series of Preferred Shares were convertible into ordinary shares on a one-for-one
basis.
Each share of Preferred Shares shall automatically be converted, based on the then -effective conversion price applicable to the relevant series of Preferred Shares upon the earlier of (i) the closing of an IPO that resulted in an offering of at least $600 million and aggregate gross proceeds of at least $60 million, or (ii) the date specified by written consent of the holders of sixty-six
percent (66%) of such class of Preferred Shares.
Voting rights
The holders of each series of Preferred Shares are entitled to vote on all matters and shall have the number of votes equal to the number of ordinary shares of into which the Preferred Shares are convertible.
The authorized number of directors on the Board shall be up to five directors including one director appointed by the Series C lead investor, one director appointed by the Series Seed holders and one director appointed by the Series B lead investor.

Dividend rights
There are no specific dividends related to each series of Preferred Shares. If the Company declares a dividend on shares of more than one class or series of capital shares, the dividend payable to the holders of Preferred Shares will be in proportion to the number of ordinary shares issuable to each holder had all Preferred Shares been converted on a fully-diluted basis. As of June 30, 2025, no dividends have been declared or paid on the Company’s Preferred Shares.
Redemption rights
The Series A preferred shareholders are not entitled to any redemption rights.
The Series Seed preferred shares are redeemable at the holders’ option at any time on or after the earlier of: (i) the seventh (7th) anniversary of August 30, 2020, or (ii) any material breach of the agreements entered into in connection with the Series Seed Purchase Agreement. The redemption price of the Series Seed preferred shares are equal to (a) 200% of the Series Seed original issue price, plus (b) an amount equal to a rate of return of 10% per annum of the original issue price of the Series Seed preferred shares calculated from the original issue date through the redemption date, plus (c) all declared or accrued but unpaid dividends, proportionally adjusted for any share splits, share dividends, combinations, recapitalizations, or similar transactions.
The Series B and Series C preferred shares are redeemable at the holders’ option at any time on or after the earlier of: (i) the seventh (7th) anniversary of August 30, 2020, or (ii) any material breach of the agreements entered into in connection with the Series B Purchase Agreement or the Series C Purchase Agreement, respectively. The redemption price of Series B and Series C preferred shares are equal to (a) 100% of the respective Series B or Series C preferred shares original issue price, plus (b) an amount equal to a rate of return of 10% per annum of the original issue price of the Series B or Series C preferred shares calculated from the original issue date through the redemption date of the respective Series B or Series C preferred shares, plus (c) all declared or accrued but unpaid dividends, proportionally adjusted for any share splits, share dividends, combinations, recapitalizations, or similar transactions.
Liquidation preference
The Series A preferred shareholders are not entitled to any liquidation preference.
In the event of any voluntary or involuntary liquidation, dissolution, winding up of the Company, or Trade Sale defined as (a) a merger, consolidation, or other corporate transaction which results in the Company’s shareholders before the transaction owning less than 50% of the voting power after the transaction or which results in greater than 50% of the voting power being transferred or (b) the sale, transfer, or lease of substantially all of the assets or intellectual property of the Company, first, the holders of shares of Series C preferred shares then outstanding shall be entitled to an amount per share equal to the sum of (i) the original issue price of the preferred shares, (ii) an amount equal to a rate of return of 10% per annum of the original issue price of the preferred shares, and (iii) all accrued but unpaid dividends. Second, the holders of shares of Series B preferred shares then outstanding shall be entitled to an amount per share equal to the sum of (i) the original issue price of the preferred shares, (ii) an amount equal to a rate of return of 10% per annum of the original issue price of the preferred shares, and (iii) all accrued but unpaid dividends. If the amount that a holder of Series B preferred shares would receive would be greater than 3.5 times the Series B original issue price of the preferred shares, then the holders of Series B preferred shares would only be entitled to the remaining assets and funds of the Company available for distribution, distributed ratably on an as-
converted basis, after paying in full the aggregate Series C shareholders and the aggregate Series Seed shareholders. Third, the shares of Series Seed preferred shares then outstanding shall be entitled to an amount per share equal to 200% of the original issue price of the Series Seed preferred shares, plus any dividends declared but unpaid. Fourth, after paying in full the aggregate Series C preferred shareholders, the aggregate Series B preferred shareholders, and the aggregate

Series Seed preferred shareholders, the remaining assets and funds of the Company available for distribution shall be distributed ratably among all investors according to the relative number of ordinary shares held by such investor, on an as-converted
basis.
If the assets of the Company available for distribution are insufficient to pay the holders the full amount they are entitled, the holders of Preferred Shares shall share ratably in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable were paid in full.

8.
Convertible
Preferred Shares and Redeemable Convertible Preferred Shares
Convertible preferred shares and redeemable convertible preferred shares consisted of the following (in thousands, except share and per share amounts):

	As of December 31, 2024
	Shares Authorized	Shares Issued and Outstanding	Issuance price per share	Carrying Value	Liquidation Preference
Convertible preferred shares
Series A	326,079,495	326,079,495	$0.0583	$18,967	$—

Total convertible preferred shares	326,079,495	326,079,495		$18,967	$—

Redeemable convertible preferred shares
Series Seed	71,428,571	71,428,571	$0.0070	$919	$1,000
Series B	239,156,361	239,156,361	0.0876	28,966	29,943
Series C-1	290,202,451	270,636,854	0.2240	81,714	83,507
Series C-2	351,591,430	127,875,914	0.2844	47,440	49,125

Total redeemable convertible preferred shares	952,378,813	709,097,700		$159,039	$163,575

	As of December 31, 2023
	Shares Authorized	Shares Issued and Outstanding	Issuance price per share	Carrying Value	Liquidation Preference
Convertible preferred shares
Series A	326,079,495	326,079,495	$0.0583	$18,967	$—

Total convertible preferred shares	326,079,495	326,079,495		$18,967	$—

	As of December 31, 2023
	Shares Authorized	Shares Issued and Outstanding	Issuance price per share	Carrying Value	Liquidation Preference
Redeemable convertible preferred shares
Series Seed	71,428,571	71,428,571	$0.0070	$785	$1,000
Series B	239,156,361	239,156,361	0.0876	26,825	27,842
Series C-1	290,202,451	270,636,854	0.2240	75,859	77,429
Series C-2	351,591,430	127,875,914	0.2844	43,754	45,478

Total redeemable convertible preferred shares	952,378,813	709,097,700		$147,223	$151,749

Series Seed Preferred Shares
The Company previously issued 71,428,571 shares of Series Seed redeemable convertible preferred shares (the “Series Seed”) for total gross proceeds of $0.5 million less Series Seed issuance fees of $0.1 million.
Series A Preferred Shares
The Company previously issued a total of 326,079,495 shares of Series A convertible preferred shares (the “Series A”) for total gross proceeds of $19.0 million less immaterial issuance fees.
Series B Preferred Shares
The Company previously issued a total of 239,156,361 shares of Series B redeemable convertible preferred shares (the “Series B”) for total gross proceeds of $21.0 million less Series B issuance fees of $
0.1
 million.
Series C Preferred Shares
The Company previously issued a total of 270,636,854 shares of
Series C-1
redeemable convertible preferred shares
(“Series C-1”)
for total gross proceeds of $60.6 million less
Series C-1
issuance fees of $1.1 million.
In conjunction with the achievement of certain milestones, the Company issued a total of
127,875,914
shares of
Series C-2
redeemable convertible preferred shares
(“Series C-2”)
for total gross proceeds of $36.4 million less
Series C-2
issuance fees of $0.6 million.
Collectively, the
Series C-1
Preferred Shares and
Series C-2
Preferred Shares shall be referred to as the Series C Preferred Shares.
The key terms of the Convertible Preferred Shares and Redeemable Convertible Preferred Shares (collectively, the “Preferred Shares”) are as follows:
Conversion rights
Each share of Preferred Shares shall be convertible, at the option of the holder, at any time, into such number of ordinary shares as is determined by dividing the original issue price by the applicable conversion price in effect at the time of conversion. The conversion price shall initially be equal to the applicable original issue price of each series of Preferred Shares. The conversion prices are subject to adjustments for share splits, combinations, ordinary share dividends, distributions, capital reorganization and certain dilutive equity issuances. As of December 31, 2024 and 2023, each series of Preferred Shares were convertible into ordinary shares on a one-for-on
e
basis.

Each share of Preferred Shares shall automatically be converted, based on the then-effective conversion price applicable to the relevant series of Preferred Shares upon the earlier of (i) the closing of an IPO that resulted in an offering of at least $600 million and aggregate gross proceeds of at least $60 million, or (ii) the date specified by written consent of the holders of sixty-six
percent (66%) of such class of Preferred Shares.
Voting rights
The holders of each series of Preferred Shares are entitled to vote on all matters and shall have the number of votes equal to the number of ordinary shares of into which the Preferred Shares are convertible.
The authorized number of directors on the Board shall be up to five directors including one director appointed by the Series C lead investor, one director appointed by the Series Seed holders and one director appointed by the Series B lead investor.
Dividend rights
There are no specific dividends related to each series of Preferred Shares. If the Company declares a dividend on shares of more than one class or series of capital shares, the dividend payable to the holders of Preferred Shares will be in proportion to the number of ordinary shares issuable to each holder had all Preferred Shares been converted on a fully-diluted basis. As of December 31, 2024, no dividends have been declared or paid on the Company’s Preferred Shares.
Redemption rights
The Series A preferred shareholders are not entitled to any redemption rights.
The Series Seed preferred shares are redeemable at the holders’ option at any time on or after the earlier of: (i) the seventh (7 th
) anniversary of August 30, 2020, or (ii) any material breach of the agreements entered into in connection with the Series Seed Purchase Agreement. The redemption price of the Series Seed preferred shares are equal to (a) 200% of the Series Seed original issue price, plus (b) an amount equal to a rate of return of 10% per annum of the original issue price of the Series Seed preferred shares calculated from the original issue date through the redemption date, plus (c) all declared or accrued but unpaid dividends, proportionally adjusted for any share splits, share dividends, combinations, recapitalizations, or similar transactions.
The Series B and Series C preferred shares are redeemable at the holders’ option at any time on or after the earlier of: (i) the seventh (7 th
) anniversary of August 30, 2020, or (ii) any material breach of the agreements entered into in connection with the Series B Purchase Agreement or the Series C Purchase Agreement, respectively. The redemption price of Series B and Series C preferred shares are equal to (a) 100% of the respective Series B or Series C preferred shares original issue price, plus (b) an amount equal to a rate of return of 10% per annum of the original issue price of the Series B or Series C preferred shares calculated from the original issue date through the redemption date of the respective Series B or Series C preferred shares, plus (c) all declared or accrued but unpaid dividends, proportionally adjusted for any share splits, share dividends, combinations, recapitalizations, or similar transactions.
Liquidation preference
The Series A preferred shareholders are not entitled to any liquidation preference.
In the event of any voluntary or involuntary liquidation, dissolution, winding up of the Company, or Trade Sale defined as (a) a merger, consolidation, or other corporate transaction which results in the Company’s shareholders before the transaction owning less than
5
0% of the voting power after the transaction or which results in greater than
50
% of the voting power being transferred or (b) the sale, transfer, or lease of substantially all of the assets or intellectual property of the Company, first, the holders of shares of Series C preferred shares then outstanding shall be entitled to an amount per share equal to the sum of (i) the original issue price of the preferred shares, (ii) an amount equal to a rate of return of
10
% per annum of the original issue price of the preferred shares, and (iii) all accrued but unpaid dividends. Second, the holders of shares of Series B preferred shares then outstanding shall be entitled to an amount per share equal to the sum of (i) the original issue price of the preferred shares, (ii) an amount equal to a rate of return of
10
% per annum of the original issue price of the preferred shares, and (iii) all accrued but unpaid dividends. If the amount that a holder of Series B preferred shares would receive would be greater than
3.5
times the Series B original issue price of the preferred shares, then the holders of Series B preferred shares would only be entitled to the remaining assets and funds of the Company available for distribution, distributed ratably on an as-converted
basis, after paying in full the aggregate Series C shareholders and the aggregate Series Seed shareholders. Third, the shares of Series Seed preferred shares then outstanding shall be entitled to an amount per share equal to
200
% of the original issue price of the Series Seed preferred shares, plus any dividends declared but unpaid. Fourth, after paying in full the aggregate Series C preferred shareholders, the aggregate Series B preferred shareholders, and the aggregate Series Seed preferred shareholders, the remaining assets and funds of the Company available for distribution shall be distributed ratably among all investors according to the relative number of ordinary shares held by such investor, on an as-converted
basis.
If the assets of the Company available for distribution are insufficient to pay the holders the full amount they are entitled, the holders of Preferred Shares shall share ratably in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable were paid in full.